Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax
20. INCOME TAXES
The Company files its tax returns as part of its sole shareholder’s consolidated federal and state income tax filings. The estimated deferred tax assets and tax liabilities assumes that the Company files returns on a stand alone basis and not as part of a consolidated return.
The following is a geographical breakdown of income/loss before the provision for income tax, for the years ended December 31, 2021 and 2020:

	2021	2020
Pre-tax income (loss)
U.S. Federal	$(3,470,000)	$(1,021,000)
Foreign	800,000	(1,030,000)

Total	$(2,670,000)	$(2,051,000)

The federal and state income tax (provision) benefit is summarized as:

	2021	2020
Current
U.S. Federal	$(123,000)	$—
U.S. State	(44,000)	—
Foreign	(26,000)	(12,000)

Total current provision	(193,000)	(12,000)
Deferred
U.S. Federal	—	121,000
U.S. State	—	—
Foreign	—	91,000

Total deferred provision (benefit)	—	212,000

Total provision (benefit) for income taxes	$(193,000)	$200,000

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and income tax purposes and (b) operating losses and tax credit carryforwards. Significant components of the Company’s deferred taxes as of December 31 were as follows:

	2021		2020
Deferred tax asset:
Accrued Compensation		$20,000		$14,000
Allowance for doubtful accounts		1,000		1,000
Obsolete inventory		339,000		13,000
Unrealized Gains/Losses		233,000		—
Other Carryforwards		18,000		18,000
Net operating loss carryforwards		2,391,000		2,401,000
Lease Liability		737,000		741,000
Stock Option Expense		176,000		22,000
Accrued expenses		258,000		68,000
Fixed Assets		29,000		61,000

Total deferred tax asset		4,202,000		3,339,000

Deferred tax liability:
ROU assets		(722,000)		(814,000)
Intangible assets, net		(752,000)		(823,000)

Total deferred income tax liabilities		(1,474,000)		(1,637,000)

Net deferred income tax assets		2,728,000		1,702,000
Valuation allowance		(2,728,000)		(1,702,000)

Deferred tax asset (liability), net	$	(—)	$	(—)

Events which
 may
 restrict utilization of a company’s net operating loss and credit carryforwards include, but are not
 limited to, certain ownership change limitations as defined in Internal Revenue Code Section
 382
 and similar state provisions. In the event the Company has had a change of ownership, utilization of carryforwards could be restricted to an annual limitation. The annual limitation may
 result in the expiration of net operating loss carryforwards and credit carryforwards before utilization. The Company has not
 undertaken a study to determine if its net operating losses are limited. In the event the Company previously experienced an ownership change, or should experience an ownership change in the future, the amount of net operating losses and research and development credit carryovers available in any taxable year could be limited and may
 expire unutilized. The impact of any such limitations or expirations would not have a material impact on the financials since all the deferred tax assets for the Company’s attributes are fully offset by a valuation allowance.
ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Because of the Company’s recent history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance.
The valuation allowance increased by $1,026,000 during 2021 and $673,000 during 2020.

Net operating losses and tax credit carryforwards as of the Financial Statement Dates are as follows:

	2021 Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$4,381,000	Do Not Expire
Net operating losses, state	5,126,000	2029 to 2031
Net operating losses, foreign	11,424,000

	2020 Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$4,288,000	Do Not Expire
Net operating losses, state	4,288,000	2029 to 2031
Net operating losses, foreign	12,166,000
The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	2021	2020
Statutory Rate	21.00%	21.00%
State Tax	10.00%	5.89%
Permanent Differences	-0.23%	-0.28%
Changes in VA	-38.82%	-29.69%
PPP Loan Forgiveness	3.57%	—
Foreign Rate Differential	3.14%	-4.20%
GILTI	-5.97%	—
Prior Period and Other Adjustments	0.08%	9.81%
Unrealized Loss	—	6.11%

Total	-7.23%	8.64%

The Company accounts for uncertain tax positions in accordance with
ASC No. 740-10-25.
ASC
No. 740-10-25
addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under
ASC No. 740-10-25, the
Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent
likely of being realized upon ultimate settlement. To the extent that the final tax outcome of these matters is different than the amount recorded, such differences impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense.
ASC No. 740-10-25 also
requires management to evaluate tax positions taken by the Company and recognize a liability if the Company has taken uncertain tax positions that more likely than not would not be sustained upon examination by applicable taxing authorities. Management of the Company has evaluated tax positions taken by the Company and has concluded that as of December 31, 2021 and 2020, there are no uncertain tax positions taken, or expected to be taken, that would require recognition of a liability that would require disclosure in the financial statements.
The Company’s statute of limitations remains open for various taxable years in various U.S. federal, U.S. state and foreign jurisdictions. The Company is subject to tax and files tax returns in Israel and the United Kingdom. Foreign withholding taxes associated with the repatriation of earnings of foreign subsidiaries were not
 provided for on the undistributed earnings of certain foreign subsidiaries as of December 31, 2021. The

Company intends to reinvest these earnings indefinitely in the Company’s foreign subsidiaries. The Company has not
 recorded a deferred tax liability on the undistributed earnings of non-U.S.
subsidiaries
.